Regulatory Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Regulated Operations [Abstract]
Schedule of Regulatory Assets
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 8 to the 2020 Annual Financial Statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2021	2020
Regulatory assets
Deferred income taxes	1,732	1,697
Employee future benefits	553	588
Deferred energy management costs	349	334
Rate stabilization and related accounts	277	213
Deferred lease costs	124	122
Manufactured gas plant site remediation deferral	100	107
Derivatives	75	73
AESO charges deferral	52	35
Generation early retirement costs	50	55
Other regulatory assets	386	364
Total regulatory assets	3,698	3,588
Less: Current portion	(570)	(470)
Long-term regulatory assets	3,128	3,118

Regulatory liabilities
Deferred income taxes	1,309	1,361
Asset removal cost provision	1,189	1,206
Renewable energy surcharge	97	100
Rate stabilization and related accounts	94	104
Energy efficiency liability	77	83
Derivatives	55	17
Employee future benefits	16	43
Other regulatory liabilities	236	189
Total regulatory liabilities	3,073	3,103
Less: Current portion	(430)	(441)
Long-term regulatory liabilities	2,643	2,662

Schedule of Regulatory Liabilities
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 8 to the 2020 Annual Financial Statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2021	2020
Regulatory assets
Deferred income taxes	1,732	1,697
Employee future benefits	553	588
Deferred energy management costs	349	334
Rate stabilization and related accounts	277	213
Deferred lease costs	124	122
Manufactured gas plant site remediation deferral	100	107
Derivatives	75	73
AESO charges deferral	52	35
Generation early retirement costs	50	55
Other regulatory assets	386	364
Total regulatory assets	3,698	3,588
Less: Current portion	(570)	(470)
Long-term regulatory assets	3,128	3,118

Regulatory liabilities
Deferred income taxes	1,309	1,361
Asset removal cost provision	1,189	1,206
Renewable energy surcharge	97	100
Rate stabilization and related accounts	94	104
Energy efficiency liability	77	83
Derivatives	55	17
Employee future benefits	16	43
Other regulatory liabilities	236	189
Total regulatory liabilities	3,073	3,103
Less: Current portion	(430)	(441)
Long-term regulatory liabilities	2,643	2,662